Annual Fund Operating Expenses	Dec. 31, 2024
SmartETFs Asia Pacific Dividend Builder ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2028
SmartETFs Asia Pacific Dividend Builder ETF | SmartETFs Asia Pacific Dividend Builder ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	3.36%
Expenses (as a percentage of Assets)	4.11%
Fee Waiver or Reimbursement	(3.33%)	[1]
Net Expenses (as a percentage of Assets)	0.78%	[1]
SmartETFs Dividend Builder ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2028
SmartETFs Dividend Builder ETF | SmartETFs Dividend Builder ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Tax Expense	0.01%
All Other Expenses	0.55%
Other Expenses (as a percentage of Assets):	0.56%
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.35%)	[2]
Net Expenses (as a percentage of Assets)	0.66%	[2]
SmartETFs Smart Transportation & Technology ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2028
SmartETFs Smart Transportation & Technology ETF | SmartETFs Smart Transportation & Technology ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%	[3]
Expenses (as a percentage of Assets)	1.02%
Fee Waiver or Reimbursement	(0.34%)	[3]
Net Expenses (as a percentage of Assets)	0.68%	[3]
SmartETFs Sustainable Energy II ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2028
SmartETFs Sustainable Energy II ETF | SmartETFs Sustainable Energy II ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	2.33%
Expenses (as a percentage of Assets)	3.12%
Fee Waiver or Reimbursement	(2.33%)	[4]
Net Expenses (as a percentage of Assets)	0.79%	[4]

[1]	The Adviser has contractually agreed to reduce its fees and/or pay ETF expenses (excluding acquired fund fees and expenses, fees related to services for reclamation or collection of foreign taxes withheld, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund’s total annual fund operating expenses to 0.78% through June 30, 2028. This contractual arrangement may be terminated by the Board of the Fund at any time without penalty upon 60 days’ notice.
[2]	The Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, fees related to services for reclamation or collection of foreign taxes withheld, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund’s total annual operating expenses to 0.65% through June 30, 2028. This contractual arrangement may be terminated by the Board of the Fund at any time without penalty upon 60 days’ notice.
[3]	The Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund’s Total Annual Operating Expenses to 0.68% through June 30, 2028.
[4]	The Adviser has contractually agreed to reduce its fees and/or pay ETF expenses (excluding acquired fund fees and expenses, fees related to services for reclamation or collection of foreign taxes withheld, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund’s total annual operating expenses to 0.79% through June 30, 2028.This contractual arrangement may be terminated by the Board of the Fund at any time without penalty upon 60 days’ notice.